Crawford Large Cap Dividend Fund
Schedule of Investments
September 30, 2021 - (Unaudited)
COMMON STOCKS — 98.97% Shares Fair Value
Communications — 3.92%
Comcast Corp., Class A 21,500 $ 1,202,495
Omnicom Group, Inc. 14,850 1,076,031
2,278,526
Consumer Discretionary — 8.79%
Genuine Parts Co. 14,940 1,811,176
Home Depot, Inc. (The) 6,710 2,202,625
Starbucks Corp. 10,000 1,103,100
5,116,901
Consumer Staples — 11.04%
Coca-Cola Co. (The) 30,000 1,574,100
Mondelez International, Inc., Class A 25,850 1,503,953
Philip Morris International, Inc. 19,250 1,824,708
Procter & Gamble Co. (The) 10,900 1,523,820
6,426,581
Financials — 18.34%
American Express Co. 11,900 1,993,607
BlackRock, Inc. 2,100 1,761,186
Chubb Ltd. 10,500 1,821,539
JPMorgan Chase & Co. 6,700 1,096,723
Marsh & McLennan Cos., Inc. 7,000 1,060,010
Northern Trust Corp. 11,120 1,198,847
Willis Towers Watson PLC 7,478 1,738,336
10,670,248
Health Care — 17.29%
AbbVie, Inc. 12,500 1,348,375
AstraZeneca PLC - ADR 31,000 1,861,860
Cardinal Health, Inc. 18,000 890,280
Johnson & Johnson 13,140 2,122,110
Medtronic PLC 15,000 1,880,250
Merck & Co., Inc. 20,770 1,560,035
Stryker Corp. 1,500 395,580
10,058,490
Industrials — 15.93%
3M Co. 4,000 701,680
Honeywell International, Inc. 8,000 1,698,240
Hubbell, Inc. 7,140 1,289,984
Johnson Controls International PLC 28,100 1,913,048
Raytheon Technologies Corp. 12,500 1,074,500
United Parcel Service, Inc., Class B 12,930 2,354,553
W.W. Grainger, Inc. 600 235,836
9,267,841
Technology — 21.85%
Accenture PLC, Class A 5,840 1,868,332
Fidelity National Information Services, Inc. 3,000 365,040
Global Payments, Inc. 4,000 630,320

Crawford Large Cap Dividend Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)
COMMON STOCKS — 98.97% - (continued) Shares Fair Value
Technology — 21.85% - (continued)
International Business Machines Corp. 8,000 $ 1,111,440
Microsoft Corp. 10,370 2,923,510
S&P Global, Inc. 3,600 1,529,604
SAP SE - ADR 7,500 1,012,800
Texas Instruments, Inc. 13,350 2,566,004
Visa, Inc., Class A 3,200 712,800
12,719,850
Utilities — 1.81%
American Electric Power Co., Inc. 13,000 1,055,340
Total Common Stocks (Cost $30,708,946) 57,593,777
MONEY MARKET FUNDS - 1.02%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%
(a)
593,506 593,506
Total Money Market Funds (Cost $593,506) 593,506
Total Investments — 99.99% (Cost $31,302,452) 58,187,283
Other Assets in Excess of Liabilities — 0.01% 4,847
NET ASSETS — 100.00% $ 58,192,130
(a) Rate disclosed is the seven day effective yield as of September 30, 2021.
ADR - American Depositary Receipt.

Crawford Small Cap Dividend Fund
Schedule of Investments
September 30, 2021 - (Unaudited)
COMMON STOCKS — 98.76 % Shares Fair Value
Communications — 1.38%
Switch, Inc., Class A 172,618 $ 4,382,771
Consumer Discretionary — 12.1 9%
Carter's, Inc. 43,874 4,266,308
Columbia Sportswear Co. 39,700 3,804,848
Hanesbrands, Inc. 270 ,500 4, 641,780
HNI Corp. 86,444 3,174,224
Jack in the Box, Inc. 40,438 3,935,831
Johnson Outdoors, Inc., Class A 36,113 3,820,755
Leggett & Platt, Inc. 86,570 3,881,798
Monro , Inc. 87,648 5,040,636
Wolverine World Wide, Inc. 209,699 6,257,419
38, 823,599
Consumer Staples — 7.14%
Casey's General Stores, Inc. 32,095 6,048,303
Flowers Foods, Inc. 126,961 3,000,088
Inter Parfums , Inc. 26,500 1,981,405
J&J Snack Foods Corp. 21,578 3,297,550
MGP Ingredients, Inc. 52,061 3,389,171
PriceSmart , Inc. 64,484 5,000,734
22,717,251
Financials — 21.67%
Artisan Partners Asset Management, Inc., Class A 69,808 3,415,007
BancFirst Corp. 63,188 3,798,863
Bryn Mawr Bank Corp. 84,055 3,862,327
First Hawaiian, Inc. 113,400 3,328,290
First of Long Island Corp. (The) 152,622 3,144,013
Glacier Bancorp, Inc. 60,462 3,346,572
Hanover Insurance Group, Inc. 41,872 5,427,449
Houlihan Lokey , Inc. 58,326 5,371,825
Lazard Ltd., Class A 74,239 3,400,146
Old Republic International Corp. 234,393 5,421,510
South State Corp. 70,968 5,299,181
Sterling Bancorp 207,820 5,187,187
Trico Bancshares 148,004 6,423,373
Valley National Bancorp 464,456 6,181,909
Walker & Dunlop, Inc. 47,600 5,402,600
69,010,252
Health Care — 7.22%
Atrion Corp. 7,039 4,909,703
CONMED Corp. 56,785 7,429,182
Perrigo Co. PLC 75,301 3,563,996
Psychemedics Corp. 224,653 1,909,551
U.S. Physical Therapy, Inc. 46,913 5,188,577
23,001,009

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)
COMMON STOCKS — 98.76% - (continued) Shares Fair Value
Industrials — 23.07%
ESCO Technologies, Inc. 68,511 $ 5,275,347
Franklin Electric Co., Inc. 64,818 5, 175,717
Hackett Group, Inc. (The) 363,013 7,122,315
Healthcare Services Group, Inc. 120,384 3,008,396
Kaman Corp. 80,192 2,860,449
Landstar System, Inc. 10,218 1,612,605
Littelfuse , Inc. 18,402 5,028,715
Moog, Inc., Class A 61,375 4,678,616
MSC Industrial Direct Co., Inc., Class A 59,357 4,759,838
Mueller Water Products, Inc., Series A 381,851 5,811,772
National Instruments Corp. 126,679 4,969,617
nVent Electric PLC 189,229 6,117,773
Standex International, Inc. 40,500 4,005,855
Tennant Co. 44,891 3,319,689
Valmont Industries, Inc. 24,141 5,676,032
Woodward, Inc. 35,690 4,040,108
73, 462,844
Materials — 3.79%
Cameco Corp. 199,831 4,342,328
Compass Minerals International, Inc. 39,958 2,573,295
HB Fuller Co. 79,804 5,152,146
12,067,769
Real Estate — 5.16%
Armada Hoffler Properties, Inc. 184,506 2,466,845
CoreSite Realty Corp. 20,409 2,827,463
Four Corners Property Trust, Inc. 91,401 2,455,031
Independence Realty Trust, Inc. 198,151 4,032,373
PS Business Parks, Inc. 11,078 1,736,366
STAG Industrial, Inc. 73,817 2,897,317
16,415,395
Technology — 14.64%
American Software, Inc., Class A 304,961 7,242,824
AudioCodes , Ltd. 124,673 4,056,859
Avnet, Inc. 75,304 2,783,989
Brooks Automation, Inc. 70,627 7,228,673
Cass Information Systems, Inc. 120,067 5,024,804
Power Integrations, Inc. 60,241 5,963,257
Sapiens International Corp. NV 158,550 4,563,069
Simulations Plus, Inc. 122,865 4,853,168
TTEC Holdings, Inc. 52,421 4,902,936
46,619,579
Utilities — 2.50%
Black Hills Corp. 80,052 5,024,064

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)
COMMON STOCKS — 98.76% - (continued) Shares Fair Value
Utilities — 2.50% - (continued)
IDACORP, Inc. 28,500 $ 2,946,330
7,970,394
Total Common Stocks (Cost $248,931,797) 314, 470,863
MONEY MARKET FUNDS - 1.27%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%
(a)
4,033,179 4,033,179
Total Money Market Funds (Cost $4,033,179) 4,033,179
Total Investments — 100.03% (Cost $252,964,976) 318, 504,042
Other Assets in Excess of Liabilities — (0.03)% (98,571)
NET ASSETS — 100.00% $ 318,405,471
(a) Rate disclosed is the seven day effective yield as of September 30, 2021.

Crawford Multi-Asset Income Fund
Schedule of Investments
September 30, 2021 - (Unaudited)
COMMON STOCKS — 54.93% Shares Fair Value
Communications — 4.84%
AT&T, Inc. 77,030 $ 2,080,580
BCE, Inc. 56,210 2,813,873
Verizon Communications, Inc. 26,030 1,405,880
6,300,333
Consumer Staples — 2.73%
Philip Morris International, Inc. 37,470 3,551,781
Energy — 11.27%
Kinder Morgan, Inc. 186,940 3,127,506
ONEOK, Inc. 63,500 3,682,365
Valero Energy Corp. 42,680 3,011,928
Williams Cos., Inc. (The) 187,350 4,859,859
14,681,658
Financials — 13.00%
AGNC Investment Corp. 204,490 3,224,807
Huntington Bancshares, Inc. 169,000 2,612,740
New Residential Investment Corp. 366,370 4,030,070
New York Community Bancorp, Inc. 154,000 1,981,980
Old Republic International Corp. 97,730 2,260,495
People's United Financial, Inc. 161,540 2,822,104
16,932,196
Health Care — 5.87%
AbbVie, Inc. 36,430 3,929,704
Cardinal Health, Inc. 38,650 1,911,629
Pfizer, Inc. 41,810 1,798,248
7,639,581
Industrials — 1.44%
BAE Systems PLC - ADR 61,180 1,870,273
Real Estate — 10.19%
Alexander's, Inc. 6,790 1,769,610
Brandywine Realty Trust 173,630 2,330,115
Four Corners Property Trust, Inc. 72,350 1,943,321
Physicians Realty Trust 141,560 2,494,287
STAG Industrial, Inc. 46,950 1,842,788
WP Carey, Inc. 39,560 2,889,462
13,269,583
Technology — 2.66%
International Business Machines Corp. 24,980 3,470,471
Utilities — 2.93%
Duke Energy Corp. 18,090 1,765,403
NorthWestern Corp. 35,720 2,046,756
3,812,159
Total Common Stocks (Cost $66,059,501) 71,528,035

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)
PREFERRED STOCKS — 28.38% Shares Fair Value
Energy — 1.11%
Energy Transfer LP, Series D, 7.63% 57,530 $ 1,441,127
Financials — 13.86%
Allstate Corp., Series G, 5.63% 64,550 1,727,358
Annaly Capital Management, Inc., Series F, 6.95% 139,530 3,605,455
Bank of America Corp., Series KK, 5.38% 51,050 1,374,777
Charles Schwab Corp. (The), Series D, 5.95% 51,250 1,302,263
Invesco Mortgage Capital, Inc., Series C, 7.50% 122,310 3,112,790
Two Harbors Investment Corp., Series B, 7.63% 161,400 4,181,873
Wells Fargo & Co., Series L, 7.50% 1,850 2,741,699
18,046,215
Real Estate — 9.98%
Armada Hoffler Properties Inc., Series A, 6.75% 106,930 2,879,625
Digital Realty Trust, Inc., Series L, 5.20% 102,150 2,778,480
Hersha Hospitality Trust, Series D, 6.50% 66,910 1,632,604
Monmouth Real Estate Investment Corp., Series C, 6.13% 79,840 2,013,565
UMH Properties, Inc., Series D, 6.38% 37,100 978,698
Vornado Realty Trust, Series M, 5.25% 104,150 2,716,232
12,999,204
Utilities — 3.43%
Nisource , Inc., Series B, 6.50% 63,250 1,735,580
Sempra Energy, 5.75% 33,400 918,500
Spire, Inc., Series A, 5.90% 66,580 1,816,302
4,470,382
Total Preferred Stocks (Cost $34,722,619) 36,956,928
CORPORATE BONDS — 12.90%
Principal
Amount Fair Value
Energy — 2.35%
Transcanada Trust, 5.63%, 5/20/2075 $ 2,830,000 3,063,475
Financials — 4.68%
Ally Financial, Inc., Series B, 4.70%, Perpetual 2,989,000 3,120,442
American Express Co., 3.55%, Perpetual (3MO LIBOR + 342.8bps)
(a)
2,975,000 2,978,648
6,099,090
Industrials — 1.99%
General Electric Co., Series D, 3.45%, Perpetual (3MO LIBOR + 333bps)
(a)
2,640,000 2,592,325
Utilities — 3.88%
Centerpoint Energy, Inc., Series A, 6.13%, Perpetual 1,920,000 2,036,400
Southern Co. (The), Series B, 5.50%, 3/15/2057 2,975,000 3,014,343
5,050,743
Total Corporate Bonds (Cost $15,737,081) 16,805,633
MONEY MARKET FUNDS - 3.51%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%
(b)
4,573,660 4,573,660

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
September 30, 2021 - (Unaudited)
MONEY MARKET FUNDS - 3.51% - continued
Total Money Market Funds (Cost $4,573,660) $ 4,573,660
Total Investments — 99.72% (Cost $121,092,861) 129,864,256
Other Assets in Excess of Liabilities — 0.28% 365,024
NET ASSETS — 100.00% $ 130,229,280
(a) Variable rate security. The rate shown is the effective interest rate as September 30, 2021. The benchmark on which the rate is calculated is shown parenthetically.
(b) Rate disclosed is the seven day effective yield as of September 30, 2021.
ADR - American Depositary Receipt.